Going Concern (Details Narrative) (USD $)	12 Months Ended		17 Months Ended	41 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Going Concern Details Narrative
Losses Since Inception	$ (3,710,289)	$ (4,083,050)	$ (3,502,583)	$ (11,295,922)